Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000018122 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018122 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018122 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000018122 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018122 | B
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018122 | BB
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000018122 | BBB
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000018122 | A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018122 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018122 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018122 | ABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000018122 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018122 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018122 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018122 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018122 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018122 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018122 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018122 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018122 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018122 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000018123 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018123 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018123 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000018123 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018123 | B
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018123 | BB
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000018123 | BBB
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000018123 | A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018123 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018123 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018123 | ABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000018123 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018123 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018123 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018123 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018123 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018123 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018123 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018123 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018123 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018123 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000018124 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018124 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018124 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000018124 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018124 | B
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018124 | BB
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000018124 | BBB
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000018124 | A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018124 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018124 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018124 | ABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000018124 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018124 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018124 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018124 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018124 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018124 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018124 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018124 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018124 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018124 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000125493 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125493 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000125493 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000125493 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125493 | B
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125493 | BB
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000125493 | BBB
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000125493 | A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000125493 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125493 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000125493 | ABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000125493 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125493 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125493 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125493 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125493 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125493 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125493 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125493 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125493 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000125493 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000018133 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018133 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000018133 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000018133 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018133 | B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018133 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018133 | BBB
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000018133 | A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018133 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018133 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018133 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000018133 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018133 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018133 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018133 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018133 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018133 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000018133 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018133 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%